SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 1,264,639		$ 689,158
Cost of Sales	1,149,898		626,285
Gross Profit	114,741		62,873
Operating Expenses(1)(2)	139,967	[1],[2]	88,883	[3],[4]
Operating Loss	(25,226)		(26,010)
Reconciliation of profit or loss (segment profit/(loss))
Other income (expenses), net	496		(587)
Finance expenses, net	(1,723)		(619)
Net Loss	(26,453)		(27,216)
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Revenues	1,255,799		684,873
Cost of Sales	1,147,072		625,016
Gross Profit	108,727		59,857
Operating Expenses(1)(2)	128,953	[1],[2]	81,395	[3],[4]
Operating Loss	(20,226)		(21,538)
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	8,840		4,285
Cost of Sales	2,826		1,269
Gross Profit	6,014		3,016
Operating Expenses(1)(2)	11,014	[1],[2]	7,488	[3],[4]
Operating Loss	$ (5,000)		$ (4,472)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately 42,727 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Operating expenses includes Revenue share expense of approximately 27,905 thousand and is recorded in the North American Brokerage segment.